Consolidated Statement of Financial Position	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 AUD ($)
Current assets
Cash and cash equivalents	$ 18,917,416	$ 12,851,506		$ 3,947,156
Restricted cash	59,126	40,166		49,144
Trade and other receivables, net	828,351	562,740		695,541
Inventories	838,658	569,740		490,990
Total current assets	20,643,551	14,024,152		5,182,831
Non-current assets
Property, plant and equipment, net	135,878	92,309		152,571
Right-of-use assets	426,817	289,957		610,197
Total non-current assets	562,695	382,266		762,768
Total assets	21,206,246	14,406,418		5,945,599
Current liabilities
Trade and other payables	1,608,846	1,092,966		1,151,455
Lease liabilities	333,850	226,800		305,414
Financial liability	1,097,520	745,598
Total current liabilities	3,040,216	2,065,364		1,456,869
Non-current liabilities
Lease liabilities	95,403	64,812		336,246
Employee benefits	203,636	138,339		818,190
Governmental liabilities on grants received	6,084	4,133		5,175
Total non-current liabilities	305,123	207,284		1,159,611
Total liabilities	3,345,339	2,272,648		2,616,480
Net assets	17,860,907	12,133,770		3,329,119
Issued capital	41,636,762	28,285,844		26,504,136
Reserves	276,988	188,172		943,297
Accumulated losses	(24,052,843)	(16,340,246)		(24,118,314)
Total equity	$ 17,860,907	$ 12,133,770	[1]	$ 3,329,119

[1]	US Dollars numbers presented solely for convenience of the reader